PROPERTY AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended		191 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,514,840	$ 2,494,990	$ 2,514,840
Less accumulated depreciation and amortization	2,369,240	2,339,923	2,369,240
Property and Equipment, Net	145,600	155,067	145,600	143,533
Depreciation expenses	29,316	23,751	2,396,328
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	130,015	130,015	130,015
Depreciation/Amortization Period	7 years
Equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,921,845	1,901,995	1,921,845
Equipment and computers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation/Amortization Period	3 years
Equipment and computers [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation/Amortization Period	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 462,980	$ 462,980	$ 462,980
Depreciation/Amortization Period, description
Term of lease